Supplement dated May 1, 2014 to the following booklet dated May 1, 2014:

MultiOption(r) Select Variable Annuity

Effective May 1, 2014 the following funds are added to the above-referenced products:
SFT Ivy(r) Growth Fund
SFT Ivy(r) Small Cap Growth Fund
SFT Pyramis(r) Core Equity Fund Class 2 Shares

Information about each fund, its investment policies, risks, fees and expenses and all other aspects of its operations, can be found in its prospectus, which you should read carefully. There is no assurance that the new fund will achieve its stated objectives.

Effective May 1, 2014, pursuant to an Order granted by the Securities and Exchange Commission, sub-account units corresponding to the shares of each underlying mutual fund in Column I ("Existing Fund") below were replaced with sub-account units corresponding to the shares of each underlying mutual fund in Column II ("Replacement Fund") below.


Column I Existing Fund                  Column II Replacement Fund

Ivy Funds VIP Growth                    SFT Ivy(r) Growth Fund

Ivy Funds VIP Small Cap Growth          SFT Ivy(r) Small Cap Growth Fund

Fidelity VIP Contrafund(r)              SFT Pyramis(r) Core Equity Fund
Class 2 Shares                          Service Class 2 Shares


Effective immediately, the Existing Funds are no longer available as investment options in the contract. Contract owners may reallocate amounts that were substituted into the Replacement Funds to any other available investment option without the transfer being treated as a transfer for purposes of transfer limitations and short-term trading fees that would otherwise be applicable under the terms of the contract through May 31, 2014. Any future allocation instructions of purchase payments and/or contract value that you previously designated to the Existing Fund will be allocated to the Replacement Fund. These investments will become your allocation instructions until you tell us otherwise. Market timing and rider allocation plan limitations will continue to apply.


Effective May 1, 2014, the following funds changed their names:

Name prior to May 1, 2014            Name effective May 1, 2014

Advantus Bond Fund Class 2 Shares    SFT Advantus Bond Fund Class 2 Shares

Advantus Index 400 Mid-Cap Fund      SFT Advantus Index 400 Mid-Cap Fund
Class 2 Shares                       Class 2 Shares

Advantus Index 500 Fund Class 2      SFT Advantus Index 500 Fund Class 2
Shares                               Shares

Advantus International Bond Fund     SFT International Bond Fund Class 2
Class Shares 2                        Shares

Advantus Money Market Fund           SFT Advantus Money Market Fund

Advantus Mortgage Securities Fund    SFT Advantus Mortgage Securities Fund
Class 2 Shares                       Class 2 Shares

Advantus Real Estate Securities      SFT Real Estate Securities Fund Class 2
Fund Class 2 Shares                  Shares


Franklin Small Mid Cap Growth        Franklin Small Mid Cap Growth VIP Fund
Securities Fund Class 2 Shares       Class 2 Shares

Templeton Developing Markets         Templeton Developing Markets VIP Fund
                                     Class 2 Shares
Securities Fund Class 2 Shares











Please retain this supplement for future reference.
F81107 5-2014